Long-Term Debt - Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Total long-term debt	$ 1,301	$ 1,159
Less current portion	(630)	(333)
Total long-term debt, less current portion	671	826
0.33% due 2014, floating interest rate at Libor + 0.017% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	40	60
0.34% due 2015, floating interest rate at Libor + 0.026% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	28	37
0.36% due 2016, floating interest rate at Libor + 0.052% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	77	97
0.63% due 2016, floating interest rate at Libor + 0.317% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	103	129
0.53% due 2016, floating interest rate at Libor + 0.213% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	114	143
1.42% due 2020, floating interest rate at Libor + 1.099% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	100
1.27% due 2020, floating interest rate at Libor + 0.956% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	221
1.02% due 2020, floating interest rate at Euribor + 0.817% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	132
0.54% (weighted average), due 2013-2018, fixed interest rate [Member]
Debt Instrument [Line Items]
Other Loans Payable	7	10
1.95% (weighted average), due 2017, fixed interest rate [Member]
Debt Instrument [Line Items]
Other Loans Payable	12
6.03% (weighted average), due 2013-2017, fixed interest rate [Member]
Debt Instrument [Line Items]
Capital Lease	5	9
0.58%, due 2013, floating interest rate at Euribor + 0.40% [Member]
Debt Instrument [Line Items]
Senior Bonds	462	453
1.50% convertible bonds due 2016 [Member]
Debt Instrument [Line Items]
Convertible debt		$ 221